Changes in Fair Value of Collars Classified as Level 3 in Fair Value Hierarchy (Detail) (Derivative, Significant unobservable inputs (Level 3), USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative | Significant unobservable inputs (Level 3)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,049	$ 1,509	$ 1,509	$ 26,355
Realized and unrealized gains (losses) included in non-hedge derivative gains (losses)	37,206	(181)	4,790	3,422
Settlements received	(2,632)	(490)	(1,250)	(28,268)
Ending balance	39,623	838	5,049	1,509
Gains (losses) relating to instruments still held at the reporting date included in non-hedge derivative gains (losses) for the period	$ 35,232	$ 64	$ 5,049	$ (775)